UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)                     (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:     650 312-2000

Date of fiscal year end:     5/31

Date of reporting period:     11/30/18

Item 1.   Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter

November 30, 2018

Franklin High Income Fund

A SERIES OF FRANKLIN HIGH INCOME TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended November 30, 2018, the U.S. economy grew, particularly during 2018’s second quarter, while unemployment and annual inflation declined. With these factors in mind, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September meetings. The Fed kept the federal funds rate unchanged at its November meeting, and comments by the chairman near period-end suggested the pace of future rate increases could slow.

The 10-year Treasury yield, which moves inversely to price, rose from 2.83% at the end of May to multi-year highs in October and November amid investor concerns about inflation and Fed actions. However, largely due to ongoing uncertainty about political tensions and economic turmoil in the U.S. and other countries, the 10-year Treasury yield subsequently declined to end the period at 3.01%. Within this environment, investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, had a -0.30% total return.1 Below investment-grade bonds, as measured by the Credit Suisse High Yield Index, posted a +0.09% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

In addition, Franklin High Income Fund’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Christopher J. Molumphy, CFA

President and Chief Executive Officer –

Investment Management

Franklin High Income Trust

This letter reflects our analysis and opinions as of November 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Contents

Semiannual Report

Franklin High Income Fund	3

Performance Summary	6

Your Fund’s Expenses	8

Financial Highlights and Statement of Investments	9

Financial Statements	24

Notes to Financial Statements	28

Shareholder Information	38

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin High Income Fund

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing predominantly in high yield, lower rated debt securities including bonds, notes, debentures, convertible securities and senior and subordinated debt securities. The Fund may also invest in preferred stocks and foreign securities.

Performance Overview

The Fund’s Class A shares had a -0.45% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, posted a +0.09% total return.1 The Fund’s peers had a -0.22% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The

Asset Allocation*

Based on Total Net Assets as of 11/30/18

*Includes common, convertible preferred stocks, escrows and litigation trusts as well as other equity interests.

unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.3 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.3

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. At its November meeting, the Fed held its target range for the federal funds rate unchanged but suggested it would continue to gradually raise rates, leading financial markets to expect a December rate increase. However, near period-end, the Fed Chair, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was

1. Source: Credit Suisse Group.

2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/18, this category consisted of 693 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered. The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN HIGH INCOME FUND

“just below” estimates of what it believed would be neutral for the economy, suggesting it might slow its pace of rate increases.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in October and November 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, economic turmoil in Turkey and Argentina, slowing global economic growth, and dovish comments from Fed officials. Overall, the 10-year Treasury yield rose from 2.83% at the beginning of the period to 3.01% at period-end.

Investment Strategy

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditwor-thiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Manager’s Discussion

Over the past six months, despite economic indicators revealing a relatively healthy global economy, financial markets experienced increased volatility. Trade disputes between the world’s two largest economies, the U.S. and China, unnerved financial markets, and concerns about an increasingly aggressive Fed suggested that rates would rise and disrupt global growth. Overall, U.S. stocks still generated modestly positive returns driven by continued strong corporate profits. At period-end, the 10-year U.S. Treasury yield reached 3.01%, slightly higher than the average over the past 10 years. The Fed moved to normalize policy and raised its benchmark rate 0.25% in June 2018, and then another 0.25% in September 2018, based on sustained economic growth and a continued low U.S. unemployment rate.

Dividend Distributions*

6/1/18–11/30/18

		Dividend per Share (cents)
Month	Class A**	Class A1	Class C	Class R	Class R6	Advisor Class
June	—	0.83	0.75	0.78	0.86	0.86
July	—	0.84	0.76	0.78	0.88	0.86
August	—	0.92	0.84	0.86	0.96	0.94
September	0.89	0.88	0.80	0.82	0.92	0.90
October	0.94	0.92	0.82	0.87	0.96	0.95
November	0.87	0.88	0.81	0.83	0.92	0.90
Total	2.70	5.27	4.78	4.94	5.50	5.41

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 9/10/18, the Fund began offering Class A shares. See the prospectus for details.

Despite relatively strong economic growth, the credit default rate increased slightly during the period, driven primarily by energy- and retail-related default activity. We do not expect the default rate to increase meaningfully over the next year, as corporate balance sheets and earnings look robust and upcoming maturities are modest.

The technical trading environment continued to support high-yield returns as well. New issuance activity continued to be light, with much of the proceeds allocated toward refinancing existing debt. This trend resulted in an undersupplied high-yield market relative to investor demand. As a result, yield spreads to U.S. Treasuries with comparable maturities contracted over most of the period, and reached near-record lows in early October 2018, but increased over the course of the next two months as the broader financial markets sold off.

During the six-month period, the Fund modestly underper-formed its benchmark, the CS High Yield Index, as well as its peers, as represented by the Lipper High Yield Funds Classification Average.

The Fund benefited from its security selection in the technology and retail sectors. The Fund’s exposure to the technology sector gained from a defensive mix of seasoned, well-established companies whose bond prices were relatively stable during a period of market weakness. In the retail sector, bonds rallied on better-than-expected first-quarter and second-quarter 2018 results.

Energy was the primary detractor from the Fund’s relative performance during the period as global oil producers,

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FRANKLIN HIGH INCOME FUND

Top 10 Holdings by Issuer*

11/30/18

Company	% of Total
Sector/Industry	Net Assets
CSC Holdings LLC	2.7%
Media & Entertainment
Navient Corp.	2.0%
Diversified Financials
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5%
Media & Entertainment
Clearway Energy Operating LLC	1.4%
Utilities
T-Mobile USA Inc.	1.3%
Telecommunication Services
HCA Inc.	1.3%
Health Care Equipment & Services
Cheniere Corpus Christi Holdings LLC	1.3%
Energy
Cheniere Energy Partners LP	1.2%
Energy
Sprint Corp.	1.2%
Telecommunication Services
United Rentals North America Inc.	1.2%
Commercial & Professional Services

*Securities are listed by issuer, which may appear by another name in the SOI.

primarily Saudi Arabia, ramped up production ahead of sanctions against Iran, under the impression that waivers would not be permitted. However, the White House reversed course toward the end of the reporting period and granted waivers for the purchase of Iranian crude oil, which caused a glut of supply and pressured oil prices downward. The Fund held a slight overweighted allocation in the energy sector relative to its benchmark index, and it remains the Fund’s largest allocation in absolute terms. Additionally, concerns over global trade and a potential global economic slowdown pressured metals commodity prices, which in turn led to weaker trading prices in the metals and mining sector.

Subsequent to the semiannual period-end November 30, 2018, Christopher J. Molumphy, CFA, retired effective December 31, 2018. His responsibilities have been allocated to others in the portfolio management team.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving you future investment needs.

Christopher J. Molumphy, CFA

Glenn I. Voyles, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN HIGH INCOME FUND

Performance Summary as of November 30, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return	[3]
A4
6-Month	-0.45%	-4.68%
1-Year	-1.33%	-5.53%
5-Year	+12.16%	+1.44%
10-Year	+156.14%	+9.39%
Advisor
6-Month	-0.37%	-0.37%
1-Year	-0.65%	-0.65%
5-Year	+13.59%	+2.58%
10-Year	+161.23%	+10.08%

	Distribution		30-Day Standardized Yield[6]
Share Class	Rate	[5]	(with waiver)	(without waiver)
A	5.67%		5.98%	5.97%
Advisor	6.10%		6.50%	6.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN HIGH INCOME FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income
A (9/10/18–11/30/18)	$0.0270
A1	$0.0527
C	$0.0478
R	$0.0494
R6	$0.0550
Advisor	$0.0541

Total Annual Operating Expenses7

Share Class	With Waiver	Without Waiver
A	0.85%	0.86%
Advisor	0.60%	0.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor class) per share on 11/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN HIGH INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses Paid During Period 6/1/18–11/30/18[2,3,4]		Expenses Paid During Period 6/1/18–11/30/18[3,4]	Net Annualized Expense Ratio[4]
	Beginning Account Value 6/1/18[1]	Ending Account Value 11/30/18		Ending Account Value 11/30/18
Share Class

A	$1,000	$ 970.90	$1.86	$1,020.81	$4.31	0.85%
A1	$1,000	$1,001.00	$3.76	$1,021.31	$3.80	0.75%
C	$1,000	$ 992.90	$6.24	$1,018.80	$6.33	1.25%
R	$1,000	$ 993.80	$5.50	$1,019.55	$5.57	1.10%
R6	$1,000	$1,002.40	$2.46	$1,022.61	$2.48	0.49%
Advisor	$1,000	$ 996.30	$3.00	$1,022.06	$3.04	0.60%

1. For Classes A1, C, R, R6 and Advisor, 6/1/18 for Actual and Hypothetical. For Class A, 9/10/18 for Actual and 6/1/18 for Hypothetical.

2. For Classes A1, C, R, R6 and Advisor, 6/1/18–11/30/18. For Class A, 9/10/18–11/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. The multiplier is 81/365 for Actual Class A expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Financial Highlights

Franklin High Income Fund

Period Ended November 30, 2018 (unaudited)[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.84

Income from investment operations[b]:

Net investment income[c]	0.02

Net realized and unrealized gains (losses)	(0.07)

Total from investment operations	(0.05)

Less distributions from net investment income	(0.03)

Net asset value, end of period	$ 1.76

Total return[d]	(2.91)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.86%

Expenses net of waiver and payments by affiliates[f]	0.85%

Net investment income	5.16%

Supplemental data

Net assets, end of period (000’s)	$114,715

Portfolio turnover rate	7.18%

aFor the period September 10, 2018 (effective date) to November 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.82	$ 1.91	$ 1.73	$ 2.01	$ 2.15	$ 2.12

Income from investment operations[a]:

Net investment income[b]	0.05	0.10	0.10	0.11	0.12	0.13

Net realized and unrealized gains (losses)	(0.05)	(0.09)	0.18	(0.27)	(0.14)	0.03

Total from investment operations	—	0.01	0.28	(0.16)	(0.02)	0.16

Less distributions from net investment income	(0.05)	(0.10)	(0.10)	(0.12)	(0.12)	(0.13)

Net asset value, end of period	$ 1.77	$ 1.82	$ 1.91	$ 1.73	$ 2.01	$ 2.15

Total return[c]	0.10%	0.68%	16.82%	(8.08)%	(0.83)%	8.01%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.76%	0.78%	0.77%	0.78%	0.76%	0.76%

Expenses net of waiver and payments by affiliates[e]	0.75%	0.77%	0.76%	0.77%	0.76% [f]	0.76%	[f]

Net investment income	5.26%	5.26%	5.38%	6.15%	5.76%	6.10%

Supplemental data

Net assets, end of period (000’s)	$2,123,023	$2,356,528	$2,788,669	$2,745,474	$3,611,985	$4,058,942

Portfolio turnover rate	7.18%	23.33%	35.06%	18.58%	34.67%	29.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.85	$ 1.93	$ 1.75	$ 2.03	$ 2.17	$ 2.13

Income from investment operations[a]:

Net investment income[b]	0.04	0.09	0.09	0.10	0.11	0.12

Net realized and unrealized gains (losses)	(0.05)	(0.08)	0.18	(0.27)	(0.14)	0.04

Total from investment operations	(0.01)	0.01	0.27	(0.17)	(0.03)	0.16

Less distributions from net investment income	(0.05)	(0.09)	(0.09)	(0.11)	(0.11)	(0.12)

Net asset value, end of period	$ 1.79	$ 1.85	$ 1.93	$ 1.75	$ 2.03	$ 2.17

Total return[c]	(0.71)%	0.70%	16.02%	(8.46)%	(1.32)%	7.90%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.26%	1.28%	1.27%	1.28%	1.26%	1.26%

Expenses net of waiver and payments by affiliates[e]	1.25%	1.27%	1.26%	1.27%	1.26%[f]	1.26%	[f]

Net investment income	4.76%	4.76%	4.88%	5.65%	5.26%	5.60%

Supplemental data

Net assets, end of period (000’s)	$320,964	$460,201	$563,539	$563,218	$784,613	$907,458

Portfolio turnover rate	7.18%	23.33%	35.06%	18.58%	34.67%	29.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class R

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.86	$ 1.94	$ 1.76	$ 2.04	$ 2.18	$ 2.14

Income from investment operations[a]:

Net investment income[b]	0.05	0.09	0.09	0.10	0.11	0.12

Net realized and unrealized gains (losses)	(0.06)	(0.07)	0.19	(0.27)	(0.14)	0.04

Total from investment operations	(0.01)	0.02	0.28	(0.17)	(0.03)	0.16

Less distributions from net investment income	(0.05)	(0.10)	(0.10)	(0.11)	(0.11)	(0.12)

Net asset value, end of period	$ 1.80	$ 1.86	$ 1.94	$ 1.76	$ 2.04	$ 2.18

Total return[c]	(0.62)%	0.84%	16.07%	(8.27)%	(1.16)%	8.02%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	1.11%	1.13%	1.12%	1.13%	1.11%	1.11%

Expenses net of waiver and payments by affiliates[e]	1.10%	1.12%	1.11%	1.12%	1.11%[f]	1.11%	[f]

Net investment income	4.91%	4.91%	5.03%	5.80%	5.41%	5.75%

Supplemental data

Net assets, end of period (000’s)	$108,198	$127,333	$187,180	$227,440	$323,397	$363,756

Portfolio turnover rate	7.18%	23.33%	35.06%	18.58%	34.67%	29.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.82	$ 1.90	$ 1.73	$ 2.01	$ 2.15	$ 2.12

Income from investment operations[a]:

Net investment income[b]	0.05	0.11	0.10	0.11	0.12	0.13

Net realized and unrealized gains (losses)	(0.04)	(0.08)	0.18	(0.27)	(0.13)	0.04

Total from investment operations	0.01	0.03	0.28	(0.16)	(0.01)	0.17

Less distributions from net investment income	(0.06)	(0.11)	(0.11)	(0.12)	(0.13)	(0.14)

Net asset value, end of period	$ 1.77	$ 1.82	$ 1.90	$ 1.73	$ 2.01	$ 2.15

Total return[c]	0.24%	1.48%	16.56%	(7.78)%	(0.57)%	8.27%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.54%	0.51%	0.49%	0.47%	0.47%	0.49%

Expenses net of waiver and payments by affiliates[e]	0.49%	0.48%	0.48%	0.46%	0.47% [f]	0.49%	[f]

Net investment income	5.52%	5.55%	5.66%	6.46%	6.05%	6.37%

Supplemental data

Net assets, end of period (000’s)	$60,061	$68,312	$33,371	$37,872	$81,133	$35,633

Portfolio turnover rate	7.18%	23.33%	35.06%	18.58%	34.67%	29.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN HIGH INCOME TRUST

FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.83	$ 1.91	$ 1.74	$ 2.01	$ 2.15	$ 2.12

Income from investment operations[a]:

Net investment income[b]	0.05	0.10	0.10	0.11	0.12	0.13

Net realized and unrealized gains (losses)	(0.06)	(0.07)	0.18	(0.26)	(0.14)	0.04

Total from investment operations	(0.01)	0.03	0.28	(0.15)	(0.02)	0.17

Less distributions from net investment income	(0.05)	(0.11)	(0.11)	(0.12)	(0.12)	(0.14)

Net asset value, end of period	$ 1.77	$ 1.83	$ 1.91	$ 1.74	$ 2.01	$ 2.15

Total return[c]	(0.37)%	1.36%	16.29%	(7.39)%	(0.69)%	8.15%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.61%	0.63%	0.62%	0.63%	0.61%	0.61%

Expenses net of waiver and payments by affiliates[e]	0.60%	0.62%	0.61%	0.62%	0.61% [f]	0.61%[f]

Net investment income	5.41%	5.41%	5.53%	6.30%	5.91%	6.25%

Supplemental data

Net assets, end of period (000’s)	$305,298	$356,721	$488,699	$526,634	$1,443,439	$1,720,196

Portfolio turnover rate	7.18%	23.33%	35.06%	18.58%	34.67%	29.33%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

Statement of Investments, November 30, 2018 (unaudited)

Franklin High Income Fund

	Country	Shares/ Warrants		Value
Common Stocks and Other Equity Interests 2.0%
Energy 1.7%
[a] Birch Permian Holdings Inc.	United States	160,770		$1,768,470
[a] Birch Permian Holdings Inc.	United States	1,253,225		13,158,862
[a] Chaparral Energy Inc.	United States	43,062		667,461
[a,b] Chaparral Energy Inc., A, 144A	United States	5,033		50,078
[a] Contura Energy Inc.	United States	30,901		1,983,844
[a] Contura Energy Inc., wts., 7/26/23	United States	5,033		161,056
[a,c,d] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	124,561		—
[a,e] Goodrich Petroleum Corp.	United States	1,564,885		22,565,642
[a] Halcon Resources Corp.	United States	1,889,580		5,290,824
[a] Halcon Resources Corp., wts., 9/09/20	United States	145,844		10,209
[a] Midstates Petroleum Co. Inc.	United States	11,657		96,870
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	82,587		1,272
[a,c,d] Nine Point Energy LLC	United States	433,273		1,052,779
[a] Riviera Resources Inc.	United States	156,119		2,885,079
[a] Roan Resources Inc.	United States	156,119		1,606,465
[a,e] Titan Energy LLC	United States	289,137		187,939

				51,486,850

Materials 0.1%
[a] Verso Corp., A	United States	83,362		2,102,390
[a] Verso Corp., wts., 7/25/23	United States	8,775		54,405

				2,156,795

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
[a] Advanz Pharma Corp.	Canada	83,080		1,650,800

Transportation 0.1%
[a] CEVA Logistics AG	Switzerland	108,515		3,242,577

Total Common Stocks and Other Equity Interests (Cost $194,161,482)				58,537,022

Convertible Preferred Stocks (Cost $7,552,087) 0.3%
Energy 0.3%
[a,c,d] Nine Point Energy Holdings Inc., cvt. pfd.	United States	8,080		9,765,152

		Principal Amount	*
Convertible Bonds (Cost $7,215,305) 0.3%
Energy 0.3%
[e,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt., 13.50%, 8/30/19	United States	$8,250,000		8,564,210

Corporate Bonds 93.7%
Automobiles & Components 0.1%
The Goodyear Tire & Rubber Co., senior bond, 5.00%, 5/31/26	United States	4,400,000		4,031,500

Banks 2.8%
CIT Group Inc., senior bond, 5.00%, 8/15/22	United States	3,850,000		3,874,178
senior note, 5.25%, 3/07/25	United States	8,200,000		8,259,860

franklintempleton.com	Semiannual Report	15

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Banks (continued)
[g] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	$35,000,000		$33,993,750
[g] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000		15,105,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000		9,878,715
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000		4,064,680
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000		9,700,850

				84,877,033

Capital Goods 5.4%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	13,000,000		12,570,485
[b] BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	9,800,000		9,506,000
[b] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	14,400,000		13,122,000
[b] BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	8,500,000		8,287,500
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000		10,678,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,300,000		5,253,625
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	19,700,000		18,444,125
[b] HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	14,900,000		14,457,470
[b] Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000		6,825,000
senior note, 144A, 4.625%, 12/15/25	United States	7,600,000		6,821,000
[b] Pisces Midco Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	18,000,000		17,167,500
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	10,400,000		9,584,120
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	31,500,000		30,870,000

				163,586,825

Commercial & Professional Services 2.1%
[c,h] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899		905
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000		13,965,000
senior bond, 5.875%, 9/15/26	United States	4,600,000		4,485,000
senior bond, 5.50%, 5/15/27	United States	18,400,000		17,411,000
[b] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	34,900,000		28,967,000

				64,828,905

Consumer Durables & Apparel 2.1%
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	17,000,000		16,447,500
KB Home, senior note, 7.00%, 12/15/21	United States	5,000,000		5,181,250
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	12,000,000		11,190,000
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.625%, 3/01/24	United States	8,800,000		8,492,000
Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	25,000,000		23,312,500

				64,623,250

Consumer Services 5.2%
[b] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	7,400,000		6,993,000
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	19,100,000		18,121,125

16	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Consumer Services (continued)
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	$28,000,000		$27,440,000
[b] Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	8,600,000		8,729,000
[b] Golden Nugget Inc.,
senior note, 144A, 6.75%, 10/15/24	United States	23,200,000		22,794,000
senior note, 144A, 8.75%, 10/01/25	United States	2,700,000		2,720,250
[b] International Game Technology PLC, senior secured note, first lien, 144A, 6.25%, 1/15/27	United States	13,500,000		13,533,750
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000		15,424,500
senior note, 144A, 5.25%, 6/01/26	United States	12,700,000		12,485,624
[b] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	11,000,000		10,986,250
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	20,000,000		19,100,000

				158,327,499

Diversified Financials 2.3%
[b] MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	11,300,000		11,225,081
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	7,200,000		7,146,000
senior note, 5.875%, 3/25/21	United States	5,000,000		4,978,750
senior note, 6.625%, 7/26/21	United States	9,500,000		9,618,750
senior note, 6.50%, 6/15/22	United States	9,900,000		9,949,500
senior note, 7.25%, 9/25/23	United States	21,380,000		21,567,075
senior note, 6.125%, 3/25/24	United States	6,400,000		6,016,000

				70,501,156

Energy 13.2%
[b] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	18,800,000		18,744,220
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	13,382,000		10,237,230
senior bond, 6.00%, 11/15/24	United States	850,000		617,313
senior note, 5.50%, 9/15/21	United States	411,000		331,043
Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	18,000,000		17,415,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	22,700,000		19,919,250
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	15,600,000		16,848,000
senior secured note, first lien, 5.875%, 3/31/25	United States	21,500,000		22,198,750
Cheniere Energy Partners LP,
[b] senior note, 144A, 5.625%, 10/01/26	United States	9,000,000		8,775,000
senior secured note, first lien, 5.25%, 10/01/25	United States	28,700,000		28,054,250
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	23,400,000		21,820,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	17,000,000		16,957,500
senior note, 5.75%, 4/01/25	United States	15,000,000		14,475,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	12,900,000		11,900,250
[b] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	18,900,000		18,380,250
Energy Transfer LP,
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000		15,506,250
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000		17,900,000

franklintempleton.com	Semiannual Report	17

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Energy (continued)
[b,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	$22,955,575		$17,015,820
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	23,600,000		19,942,000
[c,e,f] Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%, 8/30/19	United States	2,520,855		2,615,509
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	17,000,000		16,575,000
[b,f] Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	18,290,148		10,951,226
Oceaneering International Inc., senior note, 6.00%, 2/01/28	United States	16,600,000		15,008,397
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	United States	14,000,000		13,842,500
senior note, 5.625%, 3/01/26	United States	10,700,000		9,817,250
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000		2,082,500
senior note, 6.125%, 1/15/23	United States	8,000,000		2,040,000
[b] Sunoco LP/Sunoco Finance Corp.,
senior note, 144A, 4.875%, 1/15/23	United States	6,500,000		6,353,750
senior note, 144A, 5.50%, 2/15/26	United States	8,000,000		7,640,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	5,300,000		4,478,500
senior note, 4.50%, 4/15/22	United States	8,500,000		5,652,500
senior note, 8.25%, 6/15/23	United States	9,600,000		6,384,000

				400,478,758

Food & Staples Retailing 0.3%
[b] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	8,300,000		7,905,750

Food, Beverage & Tobacco 3.4%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	17,300,000		16,415,105
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	25,000,000		24,187,500
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	13,900,000		13,465,625
senior note, 144A, 4.875%, 11/01/26	United States	17,700,000		17,306,175
[b] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	26,000,000		23,985,000
senior note, 144A, 5.50%, 3/01/25	United States	7,500,000		7,181,250

				102,540,655

Health Care Equipment & Services 7.1%
[b] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	17,300,000		17,191,875
[b] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	25,550,000		25,773,562
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	4,003,000		1,987,289
[b] senior note, 144A, 8.125%, 6/30/24	United States	13,747,000		10,550,823
senior secured note, 5.125%, 8/01/21	United States	4,100,000		3,902,688
senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000		13,223,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	16,000,000		16,600,000
senior bond, 5.375%, 2/01/25	United States	7,000,000		7,061,250
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000		11,137,500
senior secured note, first lien, 5.00%, 3/15/24	United States	5,000,000		5,025,000

18	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[b] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	$14,500,000		$14,481,875
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	15,400,000		15,380,750
[b,f] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000		6,991,250
Tenet Healthcare Corp.,
senior note, 8.125%, 4/01/22	United States	12,000,000		12,480,000
senior note, 6.75%, 6/15/23	United States	13,700,000		13,580,125
senior secured note, first lien, 6.00%, 10/01/20	United States	6,700,000		6,850,750
WellCare Health Plans Inc.,
senior note, 5.25%, 4/01/25	United States	29,500,000		29,352,500
[b] senior note, 144A, 5.375%, 8/15/26	United States	5,000,000		4,975,900

				216,546,887

Household & Personal Products 0.9%
[b] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	17,800,000		17,722,125
[b] Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	9,300,000		9,288,375

				27,010,500

Materials 13.1%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	14,000,000		13,020,000
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	10,000,000		9,325,000
[b] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	34,900,000		31,802,625
[b] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000		23,726,000
The Chemours Co.,
senior note, 6.625%, 5/15/23	United States	8,791,000		8,944,842
senior note, 5.375%, 5/15/27	United States	12,200,000		11,071,500
[b] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A, 4.75%, 2/01/26	United States	13,900,000		13,431,570
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	21,700,000		20,072,500
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000		7,872,600
senior note, 144A, 7.25%, 4/01/23	Zambia	17,000,000		15,810,000
senior note, 144A, 6.875%, 3/01/26	Zambia	8,000,000		6,890,000
[b] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	5,000,000		4,808,250
senior note, 144A, 5.125%, 5/15/24	Australia	3,600,000		3,359,988
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	16,500,000		16,623,750
[b] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	17,400,000		16,051,500
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	16,600,000		13,072,500
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	15,700,000		14,679,500
senior note, 144A, 6.25%, 8/15/24	United States	11,000,000		10,917,500
[b] OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	9,600,000		9,768,000
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	10,000,000		9,987,500
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000		10,037,500
[b] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	17,400,000		16,051,500
[b] Platform Specialty Products Corp.,
senior note, 144A, 6.50%, 2/01/22	United States	10,500,000		10,736,250
senior note, 144A, 5.875%, 12/01/25	United States	20,000,000		19,600,000

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Materials (continued)
[b] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	$7,200,000		$7,038,000
[i] senior secured note, first lien, 144A, FRN, 5.936%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	5,300,000		5,352,470
[b] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000		5,445,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	10,000,000		10,000,000
senior bond, 5.00%, 12/15/26	United States	15,000,000		14,456,250
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%, 4/15/22	United States	5,000,000		5,287,500
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	31,600,000		31,126,000

				396,365,595

Media & Entertainment 12.0%
[b] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	30,900,000		29,548,125
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000		21,973,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000		9,950,000
[b] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000		11,820,000
[b] senior bond, 144A, 5.75%, 2/15/26	United States	13,200,000		13,233,132
[b] senior bond, 144A, 5.00%, 2/01/28	United States	10,000,000		9,337,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000		3,550,330
senior note, 6.50%, 11/15/22	United States	6,500,000		6,631,950
senior sub. note, 7,625%, 3/15/20	United States	15,650,000		15,689,125
CSC Holdings LLC,
[b] senior bond, 144A, 5.50%, 4/15/27	United States	8,000,000		7,700,000
[b] senior bond, 144A, 5.375%, 2/01/28	United States	9,000,000		8,482,500
senior note, 6.75%, 11/15/21	United States	5,000,000		5,250,000
senior note, 5.25%, 6/01/24	United States	28,000,000		26,670,000
[b] senior note, 144A, 7.50%, 4/01/28	United States	10,000,000		10,331,250
[b] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	23,550,000		22,784,625
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22	United States	10,000,000		9,575,000
senior bond, 5.00%, 3/15/23	United States	5,000,000		4,393,750
senior note, 5.875%, 11/15/24	United States	17,500,000		14,984,375
[b] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	10,700,000		10,887,250
Netflix Inc.,
senior bond, 4.375%, 11/15/26	United States	15,700,000		14,524,384
senior bond, 4.875%, 4/15/28	United States	4,700,000		4,347,500
[b] senior bond, 144A, 5.875%, 11/15/28	United States	11,100,000		11,044,500
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	12,800,000		12,384,000
[b] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000		24,087,500
[b] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000		4,693,750
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000		14,633,920
[b] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	10,000,000		9,400,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	7,000,000		6,755,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000		6,898,500

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FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Media & Entertainment (continued)
[b] WMG Acquisition Corp.,
secured note, 144A, 4.875%, 11/01/24	United States	$2,600,000		$2,528,500
secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000		8,415,000

				362,504,966

Pharmaceuticals, Biotechnology & Life Sciences 4.4%
Advanz Pharma Corp., senior secured note, first lien, 8.00%, 9/06/24	Canada	7,106,000		6,875,055
[b] Bausch Health Cos. Inc.,
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000		15,037,500
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,200,000		4,404,750
[b,f] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	14,200,000		14,217,750
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	23,400,000		18,566,496
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000		13,529,268
Horizon Pharma USA Inc.,
senior note, 6.625%, 5/01/23	United States	24,000,000		23,940,000
[b] senior note, 144A, 8.75%, 11/01/24	United States	7,000,000		7,350,000
[b] Valeant Pharmaceuticals International, senior note, 144A, 9.25%, 4/01/26	United States	27,000,000		28,814,130

				132,734,949

Real Estate 1.7%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.375%, 3/15/27	United States	9,400,000		9,235,500
[b] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	21,400,000		21,105,750
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	7,700,000		7,565,250
senior bond, 5.00%, 10/15/27	United States	13,100,000		12,477,750

				50,384,250

Retailing 0.9%
[b] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	7,300,000		7,064,210
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	12,700,000		8,572,500
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	15,600,000		12,012,000

				27,648,710

Semiconductors & Semiconductor Equipment 0.8%
[b] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	23,700,000		23,048,250
Software & Services 2.7%
[b] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	5,000,000		4,949,750
secured note, second lien, 144A, 5.75%, 1/15/24	United States	30,000,000		30,225,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	34,000,000		33,957,500
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	12,600,000		12,229,435

				81,361,685

Technology Hardware & Equipment 2.1%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	34,410,000		24,603,150
[b] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000		6,483,050
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000		9,499,260
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000		4,574,412
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000		5,139,802
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000		5,469,131

franklintempleton.com	Semiannual Report	21

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)

	Country	Principal Amount	*	Value
Corporate Bonds (continued)
Technology Hardware & Equipment (continued)
[b] Dell International LLC/EMC Corp., (continued)
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	$7,000,000		$7,163,630

				62,932,435

Telecommunication Services 5.8%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000		8,852,250
[b] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	15,000,000		10,031,250
[b] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000		19,716,290
[b] DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	16,800,000		17,534,664
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	22,650,000		21,149,437
Sprint Communications Inc., senior note, 6.00%, 11/15/22	United States	6,500,000		6,513,650
Sprint Corp.,
senior note, 7.625%, 2/15/25	United States	20,000,000		20,625,000
senior note, 7.625%, 3/01/26	United States	15,300,000		15,720,750
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	16,600,000		16,530,280
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	United States	22,400,000		23,100,000
senior note, 6.00%, 4/15/24	United States	8,500,000		8,701,875
senior note, 5.125%, 4/15/25	United States	9,000,000		8,955,000

				177,430,446

Transportation 1.5%
[b] Avolon Holdings Funding Ltd., senior note, 144A, 5.125%, 10/01/23	Ireland	9,700,000		9,627,250
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000		15,360,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	12,000,000		11,310,000
[b] Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000		8,902,759

				45,200,009

Utilities 3.8%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	12,400,000		11,439,000
senior note, 5.375%, 1/15/23	United States	18,300,000		17,385,000
[b] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	5,000,000		5,012,500
Clearway Energy Operating LLC,
senior bond, 5.375%, 8/15/24	United States	16,000,000		15,240,000
senior bond, 5.00%, 9/15/26	United States	19,000,000		17,337,500
[b] senior note, 144A, 5.75%, 10/15/25	United States	11,200,000		10,808,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%, 6/15/20	United States	6,600,000		4,999,500
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	5,800,000		5,321,500
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	39,650,000		28,994,063

				116,537,063

Total Corporate Bonds (Cost $2,999,459,260)				2,841,407,076

		Shares
Escrows and Litigation Trusts 0.0%†
[a,c] Alpha Natural Resources Inc., Escrow Account	United States	25,000,000		—
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	25,000,000		—
[a,c] NewPage Corp., Litigation Trust	United States	30,000,000		—

22	Semiannual Report	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
	Country	Shares	Value

Escrows and Litigation Trusts (continued)
[a] Penn Virginia Corp., Escrow Account	United States	25,000,000	$75,000
[a,c] T-Mobile USA Inc., Escrow Account	United States	39,900,000	—
[a] Vistra Energy Corp., Escrow Account	United States	50,000,000	250,000

Total Escrows and Litigation Trusts (Cost $1,442,951)			325,000

Total Investments before Short Term Investments (Cost $3,209,831,085)			2,918,598,460

Short Term Investments (Cost $60,662,009) 2.0%

Money Market Funds 2.0%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	60,662,009	60,662,009

Total Investments (Cost $3,270,493,094) 98.3%			2,979,260,469
Other Assets, less Liabilities 1.7%			52,997,995

Net Assets 100.0%			$3,032,258,464

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the aggregate value of these securities was $1,646,929,601, representing 54.3% of net assets.

cFair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.

dSee Note 8 regarding restricted securities.

eSee Note 9 regarding holdings of 5% voting securities.

fIncome may be received in additional securities and/or cash.

gPerpetual security with no stated maturity date.

hSee Note 7 regarding defaulted securities.

iThe coupon rate shown represents the rate at period end.

jSee Note 3(f) regarding investments in affiliated management investment companies.

kThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN HIGH INCOME TRUST

Financial Statements

Statement of Assets and Liabilities

November 30, 2018 (unaudited)

Franklin High Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,178,770,283
Cost - Non-controlled affiliates (Note 3f and 9)	91,722,811

Value - Unaffiliated issuers	$2,884,665,160
Value - Non-controlled affiliates (Note 3f and 9)	94,595,309
Receivables:
Investment securities sold	17,458,708
Capital shares sold	927,551
Interest	46,661,641
Other assets	743

Total assets	3,044,309,112

Liabilities:
Payables:
Capital shares redeemed	7,549,823
Management fees	1,136,313
Distribution fees	513,749
Transfer agent fees	1,025,672
Distributions to shareholders	1,636,072
Accrued expenses and other liabilities	189,019

Total liabilities	12,050,648

Net assets, at value	$3,032,258,464

Net assets consist of:
Paid-in capital	$3,965,497,313
Total distributable earnings (loss)	(933,238,849)

Net assets, at value	$3,032,258,464

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

Franklin High Income Fund

Class A:
Net assets, at value	$ 114,715,267

Shares outstanding	65,066,432

Net asset value per share[a]	$1.76

Maximum offering price per share (net asset value per share ÷ 95.75%)	$1.84

Class A1:
Net assets, at value	$2,123,022,519

Shares outstanding	1,199,148,769

Net asset value per share[a]	$1.77

Maximum offering price per share (net asset value per share ÷ 95.75%)	$1.85

Class C:
Net assets, at value	$ 320,964,238

Shares outstanding	179,040,102

Net asset value and maximum offering price per share[a]	$1.79

Class R:
Net assets, at value	$ 108,197,646

Shares outstanding	59,987,623

Net asset value and maximum offering price per share	$1.80

Class R6:
Net assets, at value	$ 60,061,016

Shares outstanding	33,987,131

Net asset value and maximum offering price per share	$1.77

Advisor Class:
Net assets, at value	$ 305,297,778

Shares outstanding	172,292,936

Net asset value and maximum offering price per share	$1.77

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2018 (unaudited)

Franklin High Income Fund

Investment income:
Dividends:
Unaffiliated issuers	$(1,639,774)
Non-controlled affiliates (Note 3f and 9)	833,127
Interest:
Unaffiliated issuers	98,716,170
Non-controlled affiliates (Note 9)	702,932

Total investment income	98,612,455

Expenses:
Management fees (Note 3a)	7,393,992
Distribution fees: (Note 3c)
Class A	35,213
Class A1	1,716,536
Class C	1,376,746
Class R	299,822
Transfer agent fees: (Note 3e)
Class A	20,239
Class A1	1,647,304
Class C	304,878
Class R	86,312
Class R6	22,060
Advisor Class	253,880
Custodian fees (Note 4)	14,546
Reports to shareholders	148,635
Registration and filing fees	83,046
Professional fees	49,525
Trustees’ fees and expenses	47,136
Other	44,180

Total expenses	13,544,050
Expense reductions (Note 4)	(3,193)
Expenses waived/paid by affiliates (Note 3f and 3g)	(189,415)

Net expenses	13,351,442

Net investment income	85,261,013

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	9,047,353

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(96,405,672)
Non-controlled affiliates (Note 3f and 9)	1,581,110

Net change in unrealized appreciation (depreciation)	(94,824,562)

Net realized and unrealized gain (loss)	(85,777,209)

Net increase (decrease) in net assets resulting from operations	$(516,196)

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN HIGH INCOME TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin High Income Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 85,261,013	$195,679,743
Net realized gain (loss)	9,047,353	(74,898,801)
Net change in unrealized appreciation (depreciation)	(94,824,562)	(76,008,060)

Net increase (decrease) in net assets resulting from operations	(516,196)	44,772,882

Distributions to shareholders: (Note 1d)
Class A	(1,196,482)	—
Class A1	(65,233,178)	(142,972,505)
Class M	—	(113)
Class C	(10,493,431)	(25,417,100)
Class R	(3,128,656)	(7,769,102)
Class R6	(1,937,179)	(3,472,892)
Advisor Class	(10,290,752)	(24,192,543)

Total distributions to shareholders	(92,279,678)	(203,824,255)

Capital share transactions: (Note 2)
Class A	118,538,314	—
Class A1	(169,132,330)	(321,385,660)
Class M	(4,815)	5,000
Class C	(129,732,930)	(81,857,091)
Class R	(15,899,491)	(53,640,781)
Class R6	(6,407,489)	38,201,433
Advisor Class	(41,407,119)	(114,629,898)

Total capital share transactions	(244,045,860)	(533,306,997)

Net increase (decrease) in net assets	(336,841,734)	(692,358,370)
Net assets:
Beginning of period	3,369,100,198	4,061,458,568

End of period (Note 1d)	$3,032,258,464	$3,369,100,198

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FRANKLIN HIGH INCOME TRUST

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1.  Organization and Significant Accounting Policies

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers six classes of shares: Class A, Class A1, Class C, Class R, Class R6 and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed A1, and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

1.   Organization and Significant Accounting Policies (continued)

c.   Income and Deferred Taxes (continued)

years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended May 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A1	$(142,972,505)
Class M	(113)
Class C	(25,417,100)
Class R	(7,769,102)
Class R6	(3,472,892)
Advisor Class	(24,192,543)

For the year ended May 31, 2018, distribution in excess of net investment income included in net assets was $(15,403,896).

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

2.   Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018

	Shares	Amount	Shares	Amount

Class A Shares[a]:
Shares sold[b]	83,318,190	$151,517,779	—	$—
Shares issued in reinvestment of distributions	629,271	1,122,059	—	—
Shares redeemed	(18,881,029)	(34,101,524)	—	—

Net increase (decrease)	65,066,432	$118,538,314	—	$—

Class A1 Shares:
Shares sold	62,791,322	$115,287,652	166,477,222	$312,650,592
Shares issued in reinvestment of distributions	31,398,060	57,139,747	66,589,510	125,005,399
Shares redeemed	(186,527,851)	(341,559,729)	(404,056,682)	(759,041,651)

Net increase (decrease)	(92,338,469)	$(169,132,330)	(170,989,950)	$(321,385,660)

Class M Shares[c,d]:
Shares sold	—	$—	2,618	$5,000
Shares redeemed	(2,618)	(4,815)	—	—

Net increase (decrease)	(2,618)	$(4,815)	2,618	$5,000

Class C Shares:
Shares sold	7,673,074	$14,238,495	20,932,640	$39,883,914
Shares issued in reinvestment of distributions	5,210,161	9,626,200	12,249,454	23,266,943
Shares redeemed[b]	(83,016,092)	(153,597,625)	(76,211,016)	(145,007,948)

Net increase (decrease)	(70,132,857)	$(129,732,930)	(43,028,922)	$(81,857,091)

Class R Shares:
Shares sold	3,152,983	$5,882,201	10,384,341	$19,876,809
Shares issued in reinvestment of distributions	1,657,459	3,074,671	3,981,884	7,610,355
Shares redeemed	(13,346,868)	(24,856,363)	(42,336,771)	(81,127,945)

Net increase (decrease)	(8,536,426)	$(15,899,491)	(27,970,546)	$(53,640,781)

Class R6 Shares:
Shares sold	3,843,292	$7,034,035	43,509,280	$82,338,570
Shares issued in reinvestment of distributions	1,054,398	1,915,429	1,850,032	3,457,474
Shares redeemed	(8,409,120)	(15,356,953)	(25,399,881)	(47,594,611)

Net increase (decrease)	(3,511,430)	$(6,407,489)	19,959,431	$38,201,433

Advisor Class Shares:
Shares sold	45,228,686	$83,056,493	70,264,816	$132,724,723
Shares issued in reinvestment of distributions	5,073,813	9,263,388	11,359,471	21,366,154
Shares redeemed	(73,220,834)	(133,727,000)	(142,324,218)	(268,720,775)

Net increase (decrease)	(22,918,335)	$(41,407,119)	(60,699,931)	$(114,629,898)

aFor the period September 10, 2018 (effective date) to November 30, 2018.

bMay include a portion of Class C shares that were automatically converted to Class A.

cFor the period January 25, 2018 (effective date) to June 8, 2018.

dClass M was closed to investors on June 8, 2018.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended November 30, 2018, the annualized gross effective investment management fee rate was 0.451% of the Fund’s average daily net assets.

b.   Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.15%
Class C	0.65%
Class R	0.50%

d.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$97,806
CDSC retained	$12,636

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A and A1 shares. Further details are disclosed in the Fund’s Prospectus.

e.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6 reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Fund paid transfer agent fees of $2,334,673, of which $983,030 was retained by Investor Services.

f.  Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	71,126,554	390,863,031	(401,327,576)	60,662,009	$60,662,009	$833,127	$ —	$ —

g.   Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2019.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2018, capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short Term	$4,117,122
Long Term	624,508,259

Total capital loss carryforwards	$628,625,381

At November 30, 2018, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,280,438,623

Unrealized appreciation	$37,878,687
Unrealized depreciation	(339,056,841)

Net unrealized appreciation (depreciation)	$(301,178,154)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2018, aggregated $224,443,875 and $485,918,106, respectively.

7.  Credit Risk and Defaulted Securities

At November 30, 2018, the Fund had 93.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2018, the value of this security represents less than 0.1% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8.  Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

At November 30, 2018, investments in restricted securities, excluding securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

Shares/ Warrants	Issuer	Acquisition Date	Cost	Value

124,561	Energy XXI Gulf Coast Inc., wts., 12/30/21	12/03/10 - 12/30/16	$—	$—
8,080	Nine Point Energy Holdings Inc., cvt. pfd.	3/24/17	7,552,087	9,765,152
433,273	Nine Point Energy LLC	7/15/14 - 2/01/18	18,779,777	1,052,779

	Total Restricted Securities (Value is 0.4% of Net Assets)		$26,331,864	$10,817,931

9.  Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2018, investments in “affiliated companies” were as follows:

Name of Issuer	Number of Shares/ Principal Amount Held at Beginning of Period	Gross Additions		Gross Reductions	Number of Shares/ Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Non-Controlled Affiliates
							Dividends

Goodrich Petroleum Corp.	1,564,885	—		—	1,564,885	$22,565,642	$ —	$ —	$2,269,084
Titan Energy LLC	289,137	—		—	289,137	187,939	—	—	(127,220)

						$22,753,581	$ —	$ —	$2,141,864

							Interest

Goodrich Petroleum Corp., senior secured note, second lien, PIK, 13.50%, 8/30/19	1,829,041	691,814	[a]	—	2,520,855	2,615,509	146,057	—	(25,580)
Goodrich Petroleum Corp., senior secured note, second lien, PIK, cvt., 13.50%, 8/30/19	8,250,000	—		—	8,250,000	8,564,210	556,875	—	(535,174)

						$11,179,719	$702,932	$ —	$ (560,754)

Total Affiliated Securities (Value is 1.1% of Net Assets)						$33,933,300	$702,932	$ —	$1,581,110

aGross addition was the result of various corporate actions.

10.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2018, the Fund did not use the Global Credit Facility.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

11.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a] Equity Investments:[b]
Energy	$34,838,006	$15,594,793	$10,819,203	[c]	$61,252,002
All Other Equity Investments	7,050,172	—	—		7,050,172
Convertible Bonds	—	8,564,210	—		8,564,210
Corporate Bonds:
Commercial & Professional Services	—	64,828,000	905		64,828,905
Energy	—	397,863,249	2,615,509		400,478,758
All Other Corporate Bonds	—	2,376,099,413	—		2,376,099,413
Escrows and Litigation Trusts	—	325,000	—	[c]	325,000
Short Term Investments	60,662,009	—	—		60,662,009

Total Investments in Securities	$102,550,187	$2,863,274,665	$13,435,617		$2,979,260,469

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks as well as other equity interests.

cIncludes securities determined to have no value at November 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

13.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Selected Portfolio

USD United States Dollar	FRN	Floating Rate Note
	LIBOR	London InterBank Offered Rate
	PIK	Payment-In-Kind

franklintempleton.com	Semiannual Report	37

FRANKLIN HIGH INCOME TRUST

FRANKLIN HIGH INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38	Semiannual Report	franklintempleton.com

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Semiannual Report and Shareholder Letter
Franklin High Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	1105 S 01/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	January 24, 2019

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date	January 24, 2019